[ Janus Letterhead ]

February 15, 2017

EDGAR Operations Branch

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-0505

Re:	JANUS INVESTMENT FUND (the “Registrant”)

JANUS TWENTY FUND

1933 Act File No. 002-34393

1940 Act File No. 811-01879

Dear Sir or Madam:

On behalf of the Registrant, enclosed please find Pre-Effective Amendment No. 1 to the proxy/registration statement on Form N-14 (“Proxy”) relating to the special meeting of shareholders of the Registrant and its series, Janus Twenty Fund (the “Fund”), to be held in April 2017. The Proxy will seek shareholder approval of: (i) an Agreement and Plan of Reorganization; (ii) a new investment advisory agreement; (iii) a new trustee; and (iv) a proposal to authorize the Registrant’s adviser to enter into and materially amend sub-advisory agreements in the future with wholly-owned sub-advisers and unaffiliated sub-advisers, with the approval of the Registrant’s Board of Trustees, but without obtaining additional shareholder approval.

No fee is required in connection with this filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934.

If you have any questions regarding this filing, please do not hesitate to contact me at 303-394-6459.

Sincerely,

/s/ Kathryn L. Santoro

Kathryn L. Santoro

Assistant General Counsel

Janus Capital Management LLC

Enclosure (via EDGAR only)

cc:	Bruce Rosenblum

Michelle Rosenberg

Donna Brungardt